CONTINGENCIES AND COMMITMENTS (Narrative) (Details) $ in Thousands, R in Millions	3 Months Ended		24 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2019 ZAR (R)	Aug. 31, 2018 ZAR (R)	Nov. 30, 2019 ZAR (R)
Schedule Of Commitments [Line Items]
Minimum operating lease payments recognised as expense | $	$ 518
Maseve Investments 11 (Pty) Ltd. [Member]
Schedule Of Commitments [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%	17.10%
Tax Audit South Africa [Member]
Schedule Of Commitments [Line Items]
Unrealized foreign exchange differences as income tax deductions		R 1,400
Taxable income		R 182	R 266
Income tax liability	$ 3,480			R 51
Income taxation rate			28.00%